SECURITIES AND EXCHANGE COMMISSION

[Investment Company Act Release No. 28259; 812-13476]

Fidelity Rutland Square Trust, et al.; Notice of Application

April 30, 2008

Agency: Securities and Exchange Commission (“Commission”).

Action: Notice of application for an order under section 12(d)(1)(J) of the Investment Company Act of 1940 (“Act”) for an exemption from sections 12(d)(1)(A) and (B) of the Act, and under sections 6(c) and 17(b) of the Act for an exemption from section 17(a) of the Act.

Summary of the Application: Applicants request an order to permit certain registered open-end management investment companies to acquire shares of other registered open-end management investment companies and unit investment trusts that are within and outside the same group of investment companies. The order would supersede a prior order (the “Prior Order”). 1

Applicants: Fidelity Management & Research Company (“FMR”), Fidelity Management Trust Company (“FMTC”), Pyramis Global Advisors Trust Company (“PGATC”), Strategic Advisers, Inc. (“SAI”) (collectively, the “Adviser”); Fidelity Distributors Corporation (“FDC”) and National Financial Services LLC (“NFS”) (collectively, the “Distributor”); and Fidelity Rutland Square Trust (the “Trust”).

Filing Dates: The application was filed on January 16, 2008, and amended on April 29, 2008.

Hearing or Notification of Hearing: An order granting the application will be issued unless the Commission orders a hearing. Interested persons may request a hearing by writing to the Commission’s Secretary and serving applicants with a copy of the request, personally or by mail. Hearing requests should be received by the Commission by 5:30 p.m. on May 27, 2008, and

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1               Fidelity Rutland Square Trust, et al., Investment Company Act Release Nos. 28008 (Sept. 28, 2007) (notice) and 28023 (Oct. 24, 2007) (order).

should be accompanied by proof of service on applicants in the form of an affidavit or, for lawyers, a certificate of service. Hearing requests should state the nature of the writer’s interest, the reason for the request, and the issues contested. Persons who wish to be notified of a hearing may request notification by writing to the Commission’s Secretary.

Addresses: Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090; Applicants, 82 Devonshire Street, Boston, MA 02109.

For Further Information Contact: Christine Y. Greenlees, Senior Counsel, at (202) 551-6879, or Michael W. Mundt, Assistant Director, at (202) 551-6821 (Office of Investment Company Regulation, Division of Investment Management).

Supplementary Information: The following is a summary of the application. The complete application may be obtained for a fee at the Commission’s Public Reference Desk, 100 F Street, NE, Washington, DC 20549-1520 (telephone (202) 551-5850).

Applicants’ Representations:

1.            The Trust is a statutory trust organized under the laws of the state of Delaware and is registered under the Act as an open-end management investment company. The Trust currently offers seven series that intend to rely on the relief requested by the application: PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fund of Funds, PAS International Fidelity Fund of Funds, PAS Small Cap Fund of Funds, PAS U.S. Opportunity Fund of Funds, and PAS U.S. Opportunity Fidelity Fund of Funds (“PAS Funds,” and each a “Fund of Funds”). 2 Each PAS Fund operates as a fund of funds and has its own distinct investment objectives, policies and restrictions.

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2               Applicants request that the order extend to each registered open-end management investment company or series thereof that is part of the same group of investment companies, as defined in section 12(d)(1)(G)(ii) of the Act as the Trust (each included in the term “Fund of Funds”) and advised by the Adviser or any investment adviser controlling, controlled by, or under common control with the Adviser (each included in the term “Adviser”). Each existing registered open-end management investment company that currently intends to rely on the order is named as an applicant. Any other existing or future registered open-end management investment company that subsequently relies on the order will do so only in accordance with the terms and conditions of the application.

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2.            SAI currently serves as the investment adviser to each PAS Fund. FMR and SAI are investment advisers registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Each of FMTC and PGATC is a “bank” within the meaning of section 202(a)(2) of the Advisers Act and, accordingly, is exempt from registration under the Advisers Act. Any Adviser to a Fund will be registered under the Advisers Act. Each of FMR, FMTC, PGATC, and SAI is a direct or indirect subsidiary of FMR LLC, a Delaware limited liability company. FDC and NFS are broker-dealers registered under the Securities Exchange Act of 1934 (“Exchange Act”). Each of FDC and NFS is a direct or indirect subsidiary of FMR LLC. FDC is currently the distributor of the PAS Funds.

3.            Applicants request relief to permit: (a) a Fund of Funds to acquire shares of registered open-end management investment companies that are not part of the same “group of investment companies” (as defined in section 12(d)(1)(G)(ii) of the Act) as the Fund of Funds (the “Non-Affiliated Investment Companies”) and unit investment trusts (“UITs”) that are not part of the same group of investment companies as the Fund of Funds (“Non-Affiliated Trusts,” and together with the Non-Affiliated Investment Companies, the “Non-Affiliated Underlying Funds”); (b) the Non-Affiliated Underlying Funds, their principal underwriter and brokers and dealers registered under the Exchange Act (“Brokers”) to sell such shares to the Fund of Funds; (c)  a Fund of Funds to acquire shares of certain other registered open-end management investment companies advised by the Adviser or series thereof and that are part of the same “group of investment companies” (as defined in section 12(d)(1)(G)(ii) of the Act) as the Fund of Funds (“Affiliated Underlying Funds,” and together with the Non-Affiliated Underlying Funds, the “Underlying Funds”); and (d) the Affiliated Underlying Funds, their principal underwriter

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and Brokers to sell such shares to the Fund of Funds. 3 Certain of the Non-Affiliated Underlying Funds may be registered under the Act as either UITs or open-end management investment companies and have received exemptive relief to permit their shares to be listed and traded on a national securities exchange at negotiated prices (“ETFs”). Each Fund of Funds also may invest in stocks, bonds, money market instruments and other securities and financial instruments that are consistent with its investment objective.

Applicants’ Legal Analysis:

A.	Section 12(d)(1)

1.           Section 12(d)(1)(A) of the Act prohibits a registered investment company from acquiring shares of an investment company if the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company. Section 12(d)(1)(B) of the Act prohibits a registered open-end investment company, its principal underwriter and any broker or dealer from selling the shares of the investment company to another investment company if the sale will cause the acquiring company to own more than 3% of the acquired company’s voting stock, or if the sale will cause more than 10% of the acquired company’s voting stock to be owned by investment companies generally.

2.           Section 12(d)(1)(J) of the Act provides that the Commission may exempt any person, security, or transaction, or any class or classes of persons, securities or transactions, from any provision of section 12(d)(1) if the exemption is consistent with the public interest and the

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3               With regard to purchases of shares of Non-Affiliated Underlying Funds, the requested order would apply to purchases made by a Fund of Funds only to the extent that the Fund of Funds could not rely on the provisions of section 12(d)(1)(F) of the Act.

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protection of investors. Applicants seek an exemption under section 12(d)(1)(J) of the Act to permit the Funds of Funds to acquire shares of the Underlying Funds and to permit the Underlying Funds, their principal underwriter and Brokers to sell shares to the Funds of Funds beyond the limits set forth in sections 12(d)(1)(A) and (B) of the Act.

3.           Applicants state that the proposed arrangement will not give rise to the policy concerns underlying sections 12(d)(1)(A) and (B), which include concerns about undue influence by a fund of funds over underlying funds, excessive layering of fees, and overly complex fund structures. Accordingly, applicants believe that the requested exemption is consistent with the public interest and the protection of investors.

4.           Applicants state that the proposed arrangement will not result in undue influence by a Fund of Funds or its affiliated persons over the Non-Affiliated Underlying Funds. The concern about undue influence does not arise in connection with a Fund of Funds’ investment in the Affiliated Underlying Funds, since they are part of the same group of investment companies. To limit the control that a Fund of Funds may have over a Non-Affiliated Underlying Fund, applicants propose a condition prohibiting: (a) the Adviser, any person controlling, controlled by or under common control with the Adviser, and any investment company or issuer that would be an investment company but for section 3(c)(1) or section 3(c)(7) of the Act advised or sponsored by the Adviser or any person controlling, controlled by or under common control with the Adviser (collectively, the “Group”); and (b) any investment adviser to a Fund of Funds within the meaning of section 2(a)(20)(B) of the Act (“Subadviser”), any person controlling, controlled by or under common control with the Subadviser, and any investment company or issuer that would be an investment company but for section 3(c)(1) or 3(c)(7) of the Act (or portion of such investment company or issuer) advised or sponsored by the Subadviser or any person controlling,

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controlled by or under common control with the Subadviser (collectively, the “Subadviser Group”) from controlling (individually or in the aggregate) a Non-Affiliated Underlying Fund within the meaning of section 2(a)(9) of the Act.

5.           Applicants further state that condition 2 below precludes a Fund of Funds and its Adviser, Subadviser, promoter, principal underwriter and any person controlling, controlled by or under common control with any of these entities (each, a “Fund Affiliate”) from causing any existing or potential investment by the Fund of Funds in a Non-Affiliated Underlying Fund to influence the terms of any services or transactions between the Fund of Funds or a Fund Affiliate and the Non-Affiliated Underlying Fund or its investment adviser(s), sponsor, promoter, principal underwriter and any person controlling, controlled by or under common control with any of these entities (each, a “Non-Affiliated Fund Affiliate”). No Fund of Funds or Fund Affiliate (except to the extent it is acting in its capacity as an investment adviser to a Non-Affiliated Investment Company or sponsor to a Non-Affiliated Trust) will cause a Non-Affiliated Underlying Fund to purchase a security in an offering of securities during the existence of any underwriting or selling syndicate of which a principal underwriter is an officer, director, member of an advisory board, Adviser, Subadviser, or employee of the Fund of Funds, or a person of which any such officer, director, member of an advisory board, Adviser, Subadviser, or employee is an affiliated person (each, an “Underwriting Affiliate,” except any person whose relationship to the Non-Affiliated Underlying Fund is covered by section 10(f) of the Act is not an Underwriting Affiliate). An offering of securities during the existence of an underwriting or selling syndicate of which a principal underwriter is an Underwriting Affiliate is an “Affiliated Underwriting.”

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6.            Applicants also propose a condition that once an investment by a Fund of Funds in the securities of a Non-Affiliated Investment Company exceeds the limit in section 12(d)(1)(A)(i) of the Act, the board of directors or trustees of the Non-Affiliated Investment Company, including a majority of the independent directors or trustees, will determine that any consideration paid by the Non-Affiliated Investment Company to the Fund of Funds or a Fund Affiliate Service Provider 4 in connection with any services or transactions: (a) is fair and reasonable in relation to the nature and quality of the services and benefits received by the Non-Affiliated Investment Company; (b) is within the range of consideration that the Non-Affiliated Investment Company would be required to pay to another unaffiliated entity in connection with the same services or transactions; and (c) does not involve overreaching on the part of any person concerned.

7.            To further assure that a Non-Affiliated Investment Company understands the implications of an investment by a Fund of Funds under the requested order, prior to a Fund of Funds’ investment in a Non-Affiliated Investment Company in excess of the limit in section 12(d)(1)(A)(i) of the Act, the Fund of Funds and Non-Affiliated Investment Company will execute an agreement stating, without limitation, that their boards of directors or trustees and their investment advisers understand the terms and conditions of the order and agree to fulfill their responsibilities under the order (“Participation Agreement”). Applicants note that a Non-

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4               A “Fund Affiliate Service Provider” is the Adviser, any Subadviser, promoter or principal underwriter of the Fund of Funds, and any person controlling, controlled by or under common control with any of these entities, provided that (i) such person would reasonably be expected to be in a position to provide services of a securities-related nature (that is, investment advisory, brokerage, distribution, transfer agency, administration, participant recordkeeping or shareholder services) to a Non-Affiliated Underlying Fund, or (ii) if such person is not described by clause (i), to the actual knowledge of the Adviser, any Subadviser, promoter or principal underwriter of the Fund of Funds, such person currently has or is reasonably expected to begin having a material business relationship with a Non-Affiliated Underlying Fund.

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Affiliated Underlying Fund will retain the right to reject any direct investment from a Fund of Funds. 5

8.           Applicants do not believe that the proposed arrangement will involve excessive layering of fees. With respect to investment advisory fees, applicants state that, prior to approving any investment advisory contract under section 15 of the Act, the board of trustees of the Fund of Funds (the “Board”), including a majority of the trustees who are not “interested persons,” as defined in section 2(a)(19) of the Act (the “Independent Trustees”), will find that the investment advisory fees charged under the Fund of Fund’s investment advisory contract are based on services provided that are in addition to, rather than duplicative of, services provided pursuant to any Underlying Fund’s advisory contract(s). Applicants further state that the Adviser or Distributor will waive fees otherwise payable to it by a Fund of Funds in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by a Non-Affiliated Investment Company under rule 12b-1 under the Act) received from a Non-Affiliated Underlying Fund by the Adviser, or an affiliated person of the Adviser, other than any advisory fees paid to the Adviser or its affiliated person by the Non-Affiliated Investment Company, in connection with the investment by the Fund of Funds in the Non-Affiliated Underlying Fund. Applicants also state that any sales charges and/or service fees, as defined in Rule 2830 of the Conduct Rules of the NASD (“NASD Conduct Rule 2830”), charged with respect to shares of a Fund of Funds will not exceed the limits applicable to a funds of funds set forth in NASD Conduct Rule 2830.

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5               To the extent a Fund of Funds purchases shares of a Non-Affiliated Underlying Fund that is an ETF in the secondary market, the Non -Affiliated Underlying Fund would still retain its ability to reject initial purchases of shares made in reliance on the requested order by declining to enter into a Participation Agreement prior to any investment by a Fund of Funds in excess of the limits of section 12(d)(1)(A)(i) of the Act.

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9.            Applicants state that the proposed arrangement will not create an overly complex fund structure. Applicants note that an Underlying Fund will be prohibited from acquiring securities of any investment company or company relying on section 3(c)(1) or 3(c)(7) of the Act in excess of the limits contained in section 12(d)(1)(A), except in certain circumstances identified in condition 12 below. Applicants also represent that a Fund of Funds’ prospectus and sales literature will contain concise, “plain English” disclosure designed to inform investors about the unique characteristics of the proposed arrangement, including its expense structure and the additional expenses of investing in Underlying Funds.

B. Section 17(a)

10.          Section 17(a) of the Act generally prohibits sales or purchases of securities between a registered investment company and any affiliated person of the company. Section 2(a)(3) of the Act defines an “affiliated person” of another person to include: (a) any person directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the other person; (b) any person 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote by the other person; and (c) any person directly or indirectly controlling, controlled by, or under common control with the other person.

11.          Applicants state that if a Funds of Funds and an Affiliated Underlying Fund were deemed to be under common control, they would be affiliated persons of each another. Applicants also state that a Funds of Funds and an Underlying Fund might be deemed to be affiliated persons of one another if a Fund of Funds acquires 5% or more of an Underlying

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Fund’s outstanding voting securities. In light of these possible affiliations, section 17(a) could prevent an Underlying Fund from selling shares to and redeeming shares from a Fund of Funds. 6

12.          Section 17(b) of the Act authorizes the Commission to grant an order permitting a transaction otherwise prohibited by section 17(a) if it finds that: (a) the terms of the proposed transaction are fair and reasonable and do not involve overreaching on the part of any person concerned; (b) the proposed transaction is consistent with the policies of each registered investment company involved; and (c) the proposed transaction is consistent with the general purposes of the Act. Section 6(c) of the Act permits the Commission to exempt any person or transactions from any provision of the Act if such exemption is necessary or appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

13.          Applicants submit that the proposed transactions satisfy the standards for relief under sections 17(b) and 6(c) of the Act as the terms are fair and reasonable and do not involve overreaching. 7 Applicants note that the terms upon which an Underlying Fund will sell its shares to or purchase its shares from a Fund of Funds will be based on the net asset value of each Underlying Fund. Applicants state that the proposed arrangement will be consistent with the policies of each Fund of Funds and Underlying Fund, and with the general purposes of the Act.

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6               Applicants note that a Fund of Funds investing in Non-Affiliated Underlying Funds that are ETFs generally would purchase and sell shares of the ETFs through secondary market transactions at market prices rather than through principal transactions with the Non-Affiliated Underlying Fund. Applicants would not rely on the requested relief from section 17(a) for such secondary market transactions. To the extent that a Fund of Funds purchases or redeems shares from a Non-Affiliated Underlying Fund that is an ETF and an affiliated person of the Fund of Funds in exchange for a basket of specified securities as described in the application for the exemptive order upon which the ETF relies, applicants also request relief from section 17(a) for those transactions. A Fund of Funds would not purchase or redeem shares directly from an Affiliated Underlying Fund operating as an ETF.

7               Applicants acknowledge that receipt of compensation by (a) an affiliated person of a Fund of Funds, or an affiliated person of such person, for the purchase by the Fund of Funds of shares of an Underlying Fund or (b) an affiliated person of an Underlying Fund, or an affiliated person of such person, for the sale by the Underlying Fund of its shares to a Fund of Funds may be prohibited by section 17(e)(1) of the Act. The Participation Agreement also will include this acknowledgement.

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Applicants’ Conditions:

Applicants agree that any order granting the requested relief will be subject to the following conditions:

1.            The members of the Group will not control (individually or in the aggregate) a Non-Affiliated Underlying Fund within the meaning of section 2(a)(9) of the Act. The members of the Subadviser Group will not control (individually or in the aggregate) a Non-Affiliated Underlying Fund within the meaning of section 2(a)(9) of the Act. If, as a result of a decrease in the outstanding voting securities of a Non-Affiliated Underlying Fund, the Group or the Subadviser Group, each in the aggregate, becomes a holder of more than 25% of the outstanding voting securities of a Non-Affiliated Underlying Fund, it will vote its shares of the Non-Affiliated Underlying Fund in the same proportion as the vote of all other holders of the Non-Affiliated Underlying Fund’s shares. This condition will not apply to the Subadviser Group with respect to a Non-Affiliated Underlying Fund for which the Subadviser or a person controlling, controlled by, or under common control with the Subadviser, acts as the investment adviser within the meaning section 2(a)(20)(A) of the Act (in the case of a Non-Affiliated Investment Company) or as the sponsor (in the case of a Non-Affiliated Trust).

2.            No Fund of Funds or Fund Affiliate will cause any existing or potential investment by the Fund of Funds in a Non-Affiliated Underlying Fund to influence the terms of any services or transactions between the Fund of Funds or a Fund Affiliate and the Non-Affiliated Underlying Fund or a Non-Affiliated Fund Affiliate.

3.            The Board of the Fund of Funds, including a majority of the Independent Trustees, will adopt procedures reasonably designed to assure that the Adviser and any Subadviser are conducting the investment program of the Fund of Funds without taking into

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account any consideration received by the Fund of Funds or a Fund Affiliate from a Non-Affiliated Underlying Fund or a Non-Affiliated Fund Affiliate in connection with any services or transactions.

4.            Once an investment by a Fund of Funds in the securities of a Non-Affiliated Investment Company exceeds the limit in section 12(d)(1)(A)(i) of the Act, the board of directors or trustees of the Non-Affiliated Investment Company, including a majority of the independent directors or trustees, will determine that any consideration paid by the Non-Affiliated Investment Company to the Fund of Funds or a Fund Affiliate Service Provider in connection with any services or transactions: (a) is fair and reasonable in relation to the nature and quality of the services and benefits received by the Non-Affiliated Investment Company; (b) is within the range of consideration that the Non-Affiliated Investment Company would be required to pay to another unaffiliated entity in connection with the same services or transactions; and (c) does not involve overreaching on the part of any person concerned. This condition does not apply with respect to any services or transactions between a Non-Affiliated Investment Company and its investment adviser(s), or any person controlling, controlled by, or under common control with such investment adviser(s).

5.            No Fund of Funds or Fund Affiliate (except to the extent it is acting in its capacity as an investment adviser to a Non-Affiliated Investment Company or sponsor to a Non-Affiliated Trust) will cause a Non-Affiliated Underlying Fund to purchase a security in any Affiliated Underwriting.

6.            The board of directors or trustees of a Non-Affiliated Investment Company, including a majority of the independent directors or trustees, will adopt procedures reasonably designed to monitor any purchases of securities by the Non-Affiliated Investment Company in an

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Affiliated Underwriting once an investment by a Fund of Funds in the securities of the Non-Affiliated Investment Company exceeds the limit of section 12(d)(1)(A)(i) of the Act, including any purchases made directly from an Underwriting Affiliate. The board of directors or trustees of the Non-Affiliated Investment Company will review these purchases periodically, but no less frequently than annually, to determine whether the purchases were influenced by the investment by the Fund of Funds in the Non-Affiliated Investment Company. The board of directors or trustees of the Non-Affiliated Investment Company will consider, among other things: (a) whether the purchases were consistent with the investment objectives and policies of the Non-Affiliated Investment Company; (b) how the performance of securities purchased in an Affiliated Underwriting compares to the performance of comparable securities purchased during a comparable period of time in underwritings other than Affiliated Underwritings or to a benchmark such as a comparable market index; and (c) whether the amount of securities purchased by the Non-Affiliated Investment Company in Affiliated Underwritings and the amount purchased directly from an Underwriting Affiliate have changed significantly from prior years. The board of directors or trustees of a Non-Affiliated Investment Company will take any appropriate actions based on its review, including, if appropriate, the institution of procedures designed to assure that purchases of securities in Affiliated Underwritings are in the best interests of shareholders.

7.           Each Non-Affiliated Investment Company will maintain and preserve permanently in an easily accessible place a written copy of the procedures described in the preceding condition, and any modifications to such procedures, and will maintain and preserve for a period of not less than six years from the end of the fiscal year in which any purchase from an Affiliated Underwriting occurred, the first two years in an easily accessible place, a written

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record of each purchase of securities in an Affiliated Underwriting once an investment by a Fund of Funds in the securities of a Non-Affiliated Investment Company exceeds the limit of section 12(d)(1)(A)(i) of the Act, setting forth the (a) party from whom the securities were acquired, (b) identity of the underwriting syndicate’s members, (c) terms of the purchase, and (d) information or materials upon which the determinations of the board of directors or trustees of the Non-Affiliated Investment Company were made.

8.            Before investing in a Non-Affiliated Investment Company in excess of the limit in section 12(d)(1)(A)(i) of the Act, the Fund of Funds and the Non-Affiliated Investment Company will execute a Participation Agreement stating, without limitation, that their boards of directors or trustees and their investment advisers understand the terms and conditions of the order and agree to fulfill their responsibilities under the order. At the time of its investment in shares of a Non-Affiliated Investment Company in excess of the limit in section 12(d)(1)(A)(i), the Fund of Funds will notify the Non-Affiliated Investment Company of the investment. At such time, the Fund of Funds will also transmit to the Non-Affiliated Investment Company a list of the names of each Fund Affiliate Service Provider and Underwriting Affiliate. The Fund of Funds will notify the Non-Affiliated Investment Company of any changes to the list of names as soon as reasonably practicable after a change occurs. The Non-Affiliated Investment Company and the Fund of Funds will maintain and preserve a copy of the order, the Participation Agreement, and the list with any updated information for the duration of the investment and for a period of not less than six years thereafter, the first two years in an easily accessible place.

9.            Before approving any advisory contract under section 15 of the Act, the Board of the Fund of Funds, including a majority of the Independent Trustees, will find that the advisory fees charged under the advisory contract will be based on services provided that will be in

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addition to, rather than duplicative of, services provided under the advisory contract(s) of any Underlying Fund in which the Fund of Funds may invest. These findings and the basis upon which they are made will be recorded fully in the minute books of the appropriate Fund of Funds.

10.          The Adviser or Distributor will waive fees otherwise payable to it by a Fund of Funds in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by a Non-Affiliated Investment Company under rule 12b-1 under the Act) received from a Non-Affiliated Underlying Fund by the Adviser, or an affiliated person of the Adviser, other than any advisory fees paid to the Adviser or its affiliated person by the Non-Affiliated Investment Company, in connection with the investment by the Fund of Funds in the Non-Affiliated Underlying Fund. Any Subadviser will waive fees otherwise payable to the Subadviser, directly or indirectly, by the Fund of Funds in an amount at least equal to any compensation received from a Non-Affiliated Underlying Fund by the Subadviser, or an affiliated person of the Subadviser, other than any advisory fees paid to the Subadviser or its affiliated person by the Non-Affiliated Investment Company, in connection with the investment by the Fund of Funds in the Non-Affiliated Underlying Fund made at the direction of the Subadviser. In the event that the Subadviser waives fees, the benefit of the waiver will be passed through to the Fund of Funds.

11.          Any sales charges and/or service fees (as defined in NASD Conduct Rule 2830) charged with respect to shares of a Fund of Funds will not exceed the limits applicable to a fund of funds set forth in NASD Conduct Rule 2830.

12.          No Underlying Fund will acquire securities of any investment company or company relying on section 3(c)(1) or 3(c)(7) of the Act in excess of the limits contained in

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section 12(d)(1)(A) of the Act, except to the extent that such Underlying Fund: (a) receives securities of another investment company as a dividend or as a result of a plan of reorganization of a company (other than a plan devised for the purpose of evading section 12(d)(1) of the Act); or (b) acquires (or is deemed to have acquired) securities of another investment company pursuant to exemptive relief from the Commission permitting such Underlying Fund to (i) acquire securities of one or more affiliated investment companies for short-term cash management purposes, or (ii) engage in interfund borrowing and lending transactions.

For the Commission, by the Division of Investment Management, pursuant to delegated authority.

Florence E. Harmon

Deputy Secretary

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Page3

7TH ITEM of Focus printed in FULL format.

Quantitative Group of Funds. et al.; Notice of Application

SECURITIES AND EXCHANGE COMMISSION

Release Nos . IC-23600, B12-11144

1998 SEC LEXIS 2707

December 15, 1998

CORE TERMS: shareholder, registered, requested relief, outstanding, disclosure selecting, manager, hiring, Exchange Act, Advisers Act, general management, investment adviser, notice, prospectus, day-to-day, affiliated, exemption, investors, ownership, portfolio, disclose, open-end, advisory, serving, monitor, oversee, voting, entity, amend

ACTION:

[+1]       Notice of application under section 6(c) of the Investment Company Act of 1940 (the “Act”) for an exemption from section 15(a} of the Act. and rule 18f-2 under the Act.

TEXT: Summary of Application: Applicants, Quantitative Group of Funds (the “Trust”) and Quantitative Advisors, Inc. (the “Adviser”), request an order that:. Would permit them to enter into and materially amend a sub-advisory agreements without shareholder approval.

Filing Dates: The application was filed on May ll, 1998. and amended on August 31, 1998, and November 23, 1998. Applicants have agreed to file an amendment during the notice period, the substance of which is reflected in this notice.

Hearing or Notification of Hearing: An order granting the application will be issued unless the SEC orders a hearing. Interested persons may request a hearing by writing to the SEC's Secretary and serving applicants with a copy of the request, personally or by mail Hearing requests should be received by the SEC by 5:30p.m. on January ll,l999. and should be accompanied by proof of service on applicants, in the form of an affidavit: or., for lawyers, a certificate of service. H earing requests should state the nature of the writer's [*2] interest, the reason for the request, and the issues contested. Persons who wish to be notified of a hearing may request notification by writing to the SEC’s secretary.

Addresses, Secretary, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. Applicants, 55 Old Bedford Road, Lincoln, Massachusetts 01773.

For Further Information Contact: Edward P. Macdonald, Branch Chief, at {202} 942-0564 (Division of Investment Management, Office of Investment Company Regulation).

Supplementary Information: The following is a summary of the application... The complete application may be obtained for a fee at the SEC's Public Reference

1998 SEC LEXIS 2707, *2

Page 4-

FOCUS

Branch, 450 Fifth Street, N.W., Washington, D.C. 20549 {tel. no. 202-942-8090).

Applicants• Representations;

1. The trust, a Massachusetts business trust, is registered under the Act as an open-end management investment company. The Trust consists of six separate series(“Funds”).

2. The Adviser, registered under the Investment Advisers Act of 1940(the "Advisers Act”), serves as investment adviser for the Trust under an investment advisory agreement {"Adviser Agreement"). Under the Adviser Agreement, the Adviser is responsible £or providing investment [*3] advisory and administrative services to the Funds and is also responsible for selecting subadvisers {"Fund Managers"), subject to the ultimate approval of the board of trustees for each Fund (the “Board”). The Trust pays the Adviser a fee for its services with respect to each Fund.

3. Under agreements between Fund Managers and the Adviser (“Fund Manager Agreements"), each Fund Manager provides day-to-day portfolio management services to its respective Fund. Each Fund currently uses a single Fund Manager. All Fund Managers are registered under the Advisers Act, and none of the Fund Managers is an affiliated person of the Adviser within the meaning of section 2(a)(3) of the Act. The Adviser pays each Fund Manager out of the fees its receives from each Fund.

4. In selecting Fund Managers, The Adviser considers a number of criteria, including the nature of the strategy employed by the Fund Manager, the Fund Manager's performance in utilizing investment strategies similar to those used by the Funds, and the Fund Manager's reputation in the community. The Adviser monitors the Fund Managers’ investment programs and performance on a daily basis and reports these results to the Board quarterly. [*4] In addition, the Adviser reviews brokerage matters; oversees compliance by the Funds with various federal and state statutes and carries out the directives of The Board.

5. Applicants request relief from section l5(a) of the Act and rule l8f-2 under the Act to permit the Adviser to enter into and amend Fund Manager Agreements without shareholder approval. n1 The requested relief will not extend to a Fund Manager that is an "affiliated person" of either the Trust or the Adviser, as defined in section 2(a)(3) of the Act: other than by reason of serving as Fund Manager to a Fund ("Affiliated Fund Manager").

-FOOTNOTES- - -

nl Applicants request that the relief apply to any registered open-end investment company that in the future is advised by the Adviser or any person controlling, controlled by, or under common control (within the meaning of section 2(a)(9) of the Act) with the Adviser and which operates in substantially in the same manner as the Trust. Applicants also request that the relief apply to any series of the Trust that may be created in the future. Applicants state that all existing investment companies that currently intend to rely on the requested order have been named as applicants, and any other existing or future investment companies that subsequently rely on the requested order will comply with the terms and conditions in the application.

I998 SEC LEXIS 2707. "'4

FOCUS

- •• - - - - - - - • • - -END FOOTNOTES- - - - - - - - - - - - - - - - -

[*5]

Applicants’ Legal Analysis:

i.  section is(a) of the Act provides, in relevant part, that it is unlawful for any person to act as an investment adviser to a registered investment company except under a wr1tten contract approved by a majority of the company's outstanding voting securities. Rule l8f-2 under the Act provides that each series or class of stock in a series company affected by a matter must approve that matter if the Act requires shareholder approval.

2.  section 6{c) authorizes the SEC to exempt persons or transactions from the provisions of the Act to the extent that an exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policies and provisions of the Act. Applicants believe that their requested relief meets chis standard for the reasons discussed below.

3.  Applicants state that the Funds' investors rely on the Adviser to provide overall management and operational services to the Funds, while the Fund Managers are responsible for the day-to-day management of the Funds. Applicants state that the Funds have employed an Adviser/Fund Manager structure since their inception in 1985, and that [*6] the Adviser has significant experience in selecting Fund Managers. Applicants assert that the requested relief will permit them to use that structure more efficiently. Applicants note that the Adviser Agreement will remain subject to the shareholder approval requirements of section l5(a) of the Act and rule 18f-2 under the Act.

Applicants' Conditions,

Applicants agree that any order granting the requested relief will be subject to the following conditions:

1.  Before a Fund may rely on the order requested in the application, the operation of the Fund in the manner described in the application will be approved by a majority of its outstanding voting securities, as defined in the Act, or, in the case of a new Fund whose public shareholders purchased shares on the basis of a prospectus containing the disclosure contemplated by condition 2 below, by the Sole initial shareholder{s} before offering shares of that Fund to the public.

2.  Each Fund will disclose in its prospectus the existence, substance, and effect of the order granted pursuant to the application. In addition, each Fund will hold itself out to the public as employing the "manager of managers" approach described in the [*7] application. The prospectuses will prominently disclose that the Adviser has ultimate responsibility to oversee the Managers and recommend their hiring, termination, and replacement.

3.  The Adviser will provide general management and administrative services to the Funds, including overall supervisory responsibility for the general management and investment of the Funds' securities portfolios, and, subject to review and approval by each Board with respect to its respective Fund, will: (i) set the Funds’ overall investment strategies; (ii) select Fund Managers; {iii}

FOCUS

1998 SEC LEXIS 2707, *7

when appropriate, allocate and reallocate a Fund's assets among multiple Fund Managers; (iv) monitor and evaluate the performance of Fund Managers, and (v} ensure that the Fund Managers comply with the relevant Fund's investment objectives policies and restrictions.

4. At all times, a majority of the Board will be persons who are not "interested persons,” within the meaning of section 2 (a) (19) of the Act, of the Fund ("Independent Trustees”}, and the nomination of new or additional Independent Trustees will be at the discretion of the then existing Independent Trustees.

5. The Adviser will not enter into a Fund Manager's [*8] Agreement with any Affiliated Manager without that agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Fund.

6.  When a Fund Manager change is proposed for a Fund with an Affiliated Manager, the Board. including a majority of the Independent Trustees 1 will make a separate finding, reflected in the Board minutes, that the change is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Adviser or the Affiliated Fund Manager derives an inappropriate advantage.

7.  No director, trustee or officer of Ch8 Funds or director or officer of the Adviser will own directly or indirectly (other than through a pooled investment vehicle over which such persons do not have control) any interest in any Fund Manager except for; (i} ownership of interests in the Adviser or any entity that controls, is controlled by, or is under common control with the Adviser, or

(ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a Fund Manager or an entity that controls, is controlled by, or is under common control [*9] with a Fund Manager.

8.  Within 90 days of the hiring of any new Fund Manager, shareholders will be furnished all information about the new Fund Manager or Fund Manager Agreement that would be included in a proxy statement, including any change in the disclosure caused by the addition of a new Fund Manager. The information will include disclosure as to the level of fees to be paid to the Adviser and each Fund Manager. Each Fund will meet this condition by providing shareholders, within 90 days of the hiring of a Fund Manager, with an information statement meeting the requirements of Regulation l4C and Schedule 14C under the Securities Exchange Act. of 1934 ("Exchange. Act 11). The information statement also will meet the requirements of Item 22 of Schedule l4A under the Exchange Act.

Per the Commission, by the Division of Investment Management, under delegated authority.

Page7

DATE, MAY 4, 2000

CLIENT: 0950000.0102 (QUANT FUNDS)
LIBRARY: FEPSEC

FILE: SECREL

YOUR SEARCH REQUEST IS,
QUANT! W/10 FUND! AND 15

YOUR FOCUS SEARCH REQUEST IS,
QUANTITATIVE AND ORDER AND DATE AFT 1997

NUMBER OF ITEMS FOUND WITH YOUR FOCUS REQUEST,
14

6TH ITEM of Focus printed in FULL format.

In the Matter of QUANTITATIVE GROUP OP FUNDS, ET AL- 55 Old

Bedford Road Lincoln, Massachusetts 01773

812-11144

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940 Release No. 23644

1999 SEC LEXIS 73

January 12, 1999

ACTION,

[*l] ORDER UNDER SECTION 6(c) OP THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTION l5(a) OF THE ACT AND RULE l8f-2 UNDER THE ACT

TEXT: Quantitative Group of Funds and Quantitative Advisors, Inc_ filed an application on May 11, 1998, which was amended on August 31, 1998, November 23, 1998, and January 5, 1999, requesting an order under section 6(c) of the Act for an exemption from section l5(a) of the Act and rule l8f-2 under the Act_ The order would permit applicants to enter into and materially amend sub-advisory agreements without shareholder approval.

On December 15, 1998, a notice of the filing of the application was issued {Investment Company Act Release No. 23600). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered. No request for a hearing has been filed. and The Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application as amended, that granting the requested exemption is appropriate in the public interest and consistent with the protection of investors and the [*2] purposes fairly intended by the policy and provisions of the Act. Accordingly,

IT IS ORDERED, under section 6(c) of the Act, that the application for an exemption from section 15{a} of the Act and rule 18f-2 under the Act is granted subject to the conditions contained in the application as amended.

For the Commission, by the Division of Investment Management, under delegated authority.